Schedule of Debt (Details) - Beneficent Capital Company [Member] - USD ($) $ in Thousands	Sep. 30, 2025	Mar. 31, 2025	Mar. 31, 2024
Related Party [Member]
Short-Term Debt [Line Items]
Total debt due to related parties	$ 103,960	$ 117,896	$ 120,505
HCLP Nominees LLC [Member]
Short-Term Debt [Line Items]
Unamortized debt discount, net	(457)	(639)	(935)
First Lien Credit Agreement [Member] | HCLP Nominees LLC [Member]
Short-Term Debt [Line Items]
Other borrowings	21,260	21,260	21,264
Second Lien Credit Agreement [Member] | HCLP Nominees LLC [Member]
Short-Term Debt [Line Items]
Other borrowings	72,983	72,983	72,996
Term Loan [Member] | HH-BDH [Member]
Short-Term Debt [Line Items]
Other borrowings	7,824	22,000	25,000
Other Borrowings [Member] | Related Party [Member]
Short-Term Debt [Line Items]
Other borrowings	$ 2,350	$ 2,292	$ 2,180